VFR-Q1

Quarterly Report
March 31, 2026
MFS®  Research Series

MFS® Variable Insurance Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 3.3%
Curtiss-Wright Corp.	2,605	$1,774,318
General Dynamics Corp.	8,454	2,901,582
Howmet Aerospace, Inc.	10,712	2,468,687
RTX Corp.	22,731	4,384,810
		$11,529,397
Auto & Auto Components – 0.4%
Aptiv PLC (a)	24,128	$1,411,488
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp.	35,145	$3,302,927
KKR & Co., Inc.	13,613	1,259,203
		$4,562,130
Business Services – 1.8%
Accenture PLC, “A”	14,507	$2,876,593
Cognizant Technology Solutions Corp., “A”	22,841	1,401,295
TransUnion	30,315	2,097,495
		$6,375,383
Conglomerates – 0.6%
Honeywell International, Inc.	9,460	$2,138,244
Construction – 2.6%
Allegion PLC	9,174	$1,332,891
CRH PLC	25,174	2,646,291
Ferguson Enterprises, Inc.	9,295	2,168,152
Pulte Homes, Inc.	13,322	1,566,800
Sherwin-Williams Co.	4,117	1,319,704
		$9,033,838
Consumer Products – 1.0%
Colgate-Palmolive Co.	21,422	$1,825,797
Estée Lauder Cos., Inc., “A”	3,324	238,564
Kenvue, Inc.	81,306	1,401,715
		$3,466,076
Consumer Services – 0.6%
Uber Technologies, Inc. (a)	31,906	$2,294,999
Diversified Financial Services – 4.2%
CME Group, Inc.	11,542	$3,408,930
Mastercard, Inc., “A”	17,641	8,814,502
Moody's Corp.	5,546	2,419,442
		$14,642,874
Electrical Equipment – 2.3%
Amphenol Corp., “A”	25,992	$3,284,089
Emerson Electric Co.	15,747	2,063,172
Versigent PLC (a)	8,043	256,159
W.W. Grainger, Inc.	2,158	2,353,968
		$7,957,388

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.5%
ConocoPhillips	27,072	$3,573,504
EQT Corp.	11,700	744,588
Exxon Mobil Corp.	40,201	6,820,502
Valero Energy Corp.	4,644	1,147,439
		$12,286,033
Energy - Renewables – 0.6%
GE Vernova, Inc.	2,405	$2,099,324
Food & Beverages – 1.4%
Mondelez International, Inc.	23,832	$1,373,676
PepsiCo, Inc.	18,445	2,864,324
Tyson Foods, Inc., “A”	11,453	733,794
		$4,971,794
Global Systemically Important Banks – 3.4%
JPMorgan Chase & Co.	29,566	$8,697,134
Morgan Stanley	19,598	3,225,243
		$11,922,377
Hardware, Peripherals, & Assembly – 8.6%
Apple, Inc.	94,382	$23,953,208
Arista Networks, Inc. (a)	23,930	2,938,125
Seagate Technology Holdings PLC	5,305	2,078,287
Shopify, Inc. (a)	12,807	1,519,166
		$30,488,786
Health Maintenance Organizations – 1.1%
Cigna Group	10,577	$2,821,414
Humana, Inc.	6,125	1,062,014
		$3,883,428
Insurance – 2.9%
Aon PLC	10,150	$3,276,217
Chubb Ltd.	10,683	3,481,910
Progressive Corp.	12,115	2,401,678
Willis Towers Watson PLC	4,123	1,198,556
		$10,358,361
Interactive Media Services – 7.4%
Alphabet, Inc., “A” (s)	56,203	$16,161,735
Meta Platforms, Inc., “A”	17,348	9,925,311
		$26,087,046
Machinery & Tools – 3.2%
Caterpillar, Inc.	5,102	$3,614,563
Ingersoll Rand, Inc.	17,705	1,418,525
Nordson Corp.	6,030	1,604,342
Pentair PLC	21,792	1,898,301
Trane Technologies PLC	6,890	2,871,338
		$11,407,069
Media – 2.1%
Omnicom Group, Inc.	30,166	$2,271,802
Spotify Technology S.A. (a)	7,854	3,808,483
TKO Group Holdings, Inc.	5,794	1,168,360
		$7,248,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.7%
McKesson Corp.	2,785	$2,410,028
Medical Equipment – 4.3%
Becton, Dickinson and Co.	15,241	$2,396,342
Boston Scientific Corp. (a)	30,794	1,932,323
Medtronic PLC	35,941	3,114,288
STERIS PLC	7,529	1,664,888
Thermo Fisher Scientific, Inc.	7,169	3,523,778
Waters Corp. (a)	8,317	2,476,803
		$15,108,422
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	2,483	$704,576
Non-Global Systemically Important Banks – 1.0%
PNC Financial Services Group, Inc.	17,540	$3,649,899
Oil Services – 0.1%
TechnipFMC PLC	7,720	$533,684
Pharmaceuticals & Biotechnology – 3.7%
Gilead Sciences, Inc.	22,770	$3,173,455
Johnson & Johnson	20,657	5,049,397
Pfizer, Inc.	122,041	3,426,911
Vertex Pharmaceuticals, Inc. (a)	3,164	1,412,853
		$13,062,616
Pollution Control – 0.5%
GFL Environmental, Inc.	40,441	$1,687,199
Restaurants – 2.0%
Aramark	79,023	$3,203,593
Starbucks Corp.	22,090	1,979,043
U.S. Foods Holding Corp. (a)	18,667	1,721,284
		$6,903,920
Retail & E-commerce – 6.5%
Amazon.com, Inc. (a)(s)	75,533	$15,731,258
BJ's Wholesale Club Holdings, Inc. (a)	23,388	2,301,847
Floor & Decor Holdings, Inc., “A” (a)	22,072	1,121,257
TJX Cos., Inc.	16,407	2,620,198
Tractor Supply Co.	27,010	1,223,553
		$22,998,113
Semiconductor & Electronic Components – 13.4%
Broadcom, Inc.	34,902	$10,802,518
Coherent Corp. (a)	7,843	1,868,281
Lam Research Corp.	24,512	5,237,234
NVIDIA Corp.	167,544	29,219,674
		$47,127,707
Software – 8.1%
Autodesk, Inc. (a)	8,954	$2,143,588
Cadence Design Systems, Inc. (a)	7,720	2,145,156
Microsoft Corp. (s)	55,666	20,605,883
Okta, Inc. (a)	15,916	1,252,748
Salesforce, Inc.	13,370	2,495,778
		$28,643,153

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom - Infrastructure – 0.2%
American Tower Corp., REIT	5,002	$863,245
Telecom Services – 0.7%
T-Mobile USA, Inc.	12,182	$2,558,585
Tobacco – 0.9%
Philip Morris International, Inc.	18,337	$3,031,840
Transportation & Logistics – 0.4%
XPO, Inc. (a)	7,384	$1,436,557
Travel, Gaming, & Lodging – 1.1%
Hilton Worldwide Holdings, Inc.	8,836	$2,686,851
Viking Holdings Ltd. (a)	15,636	1,148,933
		$3,835,784
Utilities – 2.6%
Alliant Energy Corp.	25,970	$1,863,607
Duke Energy Corp.	17,045	2,231,872
NextEra Energy, Inc.	19,788	1,837,910
PG&E Corp.	81,939	1,439,668
PPL Corp.	43,004	1,642,753
		$9,015,810
Total Common Stocks		$347,735,818

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,981	$0

Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 3.71% (v)	4,420,799	$4,420,799

Other Assets, Less Liabilities – 0.0%		154,431
Net Assets – 100.0%		$352,311,048

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,420,799 and
$347,735,818, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At March 31, 2026, the fund had cash collateral of $5,300 and other liquid securities collateral with an aggregate value of $635,400 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$340,720,970	$—	$—	$340,720,970
Sweden	3,808,483	—	—	3,808,483
Canada	3,206,365	0	—	3,206,366
Investment Companies	4,420,799	—	—	4,420,799
Total	$352,156,617	$0	$—	$352,156,617
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,619,647	$14,080,009	$11,278,396	$16	$(477)	$4,420,799

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23,050	$—